Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2021

CII-QTLY-0521
1.799853.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.3%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	247,400	$14,245
Entertainment - 0.7%
DouYu International Holdings Ltd. ADR (b)	33,200	346
Take-Two Interactive Software, Inc. (b)	78,807	13,925
Warner Music Group Corp. Class A	197,400	6,777
		21,048
Interactive Media & Services - 13.7%
Alphabet, Inc. Class A (b)	120,652	248,847
Facebook, Inc. Class A (b)	288,691	85,028
JOYY, Inc. ADR	30,900	2,896
Match Group, Inc. (b)	42,938	5,899
Tencent Holdings Ltd.	845,500	67,477
Tongdao Liepin Group (b)	1,213,400	3,418
Zoominfo Technologies, Inc.	150,900	7,379
		420,944
Media - 0.5%
Cable One, Inc.	8,200	14,993

TOTAL COMMUNICATION SERVICES		471,230

CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.6%
Ferrari NV	83,800	17,538
XPeng, Inc. ADR (b)	28,800	1,051
		18,589
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (b)	1,349,600	18,341
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (c)	9,300	1,748
Compass Group PLC (b)	120,000	2,424
Dalata Hotel Group PLC	300,600	1,489
Deliveroo Holdings PLC (b)	222,700	1,197
Flutter Entertainment PLC	59,400	12,697
Hilton Worldwide Holdings, Inc.	121,500	14,692
		34,247
Household Durables - 1.7%
Blu Investments LLC (d)(e)	3,320,224	1
D.R. Horton, Inc.	303,800	27,075
NVR, Inc. (b)	3,040	14,321
Toll Brothers, Inc.	190,500	10,807
		52,204
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	154,000	34,916
Amazon.com, Inc. (b)	50,600	156,560
Coupang, Inc. Class A (b)(c)	26,000	1,283
Delivery Hero AG (a)(b)	28,300	3,667
Pinduoduo, Inc. ADR (b)	9,900	1,325
		197,751
Specialty Retail - 0.1%
Aritzia LP (b)	59,900	1,392
Ulta Beauty, Inc. (b)	4,249	1,314
		2,706
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	44,380	29,644
Prada SpA (b)	1,908,000	11,916
Samsonite International SA (a)(b)	2,965,500	5,722
		47,282

TOTAL CONSUMER DISCRETIONARY		371,120

CONSUMER STAPLES - 3.3%
Beverages - 1.6%
Fever-Tree Drinks PLC	351	10
Kweichow Moutai Co. Ltd. (A Shares)	71,229	21,838
Monster Beverage Corp. (b)	275,700	25,114
		46,962
Household Products - 1.1%
Energizer Holdings, Inc.	357,200	16,953
Reckitt Benckiser Group PLC	184,703	16,533
		33,486
Tobacco - 0.6%
Altria Group, Inc.	113,300	5,796
Swedish Match Co. AB	172,700	13,482
		19,278

TOTAL CONSUMER STAPLES		99,726

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
HollyFrontier Corp.	116,300	4,161
Reliance Industries Ltd.	88,203	1,315
Reliance Industries Ltd.	1,371,053	37,545
		43,021
FINANCIALS - 5.0%
Banks - 1.4%
Comerica, Inc.	185,600	13,315
HDFC Bank Ltd. (b)	72,910	1,492
HDFC Bank Ltd. sponsored ADR (b)	155,300	12,065
M&T Bank Corp.	54,400	8,248
Metro Bank PLC (b)	25,300	40
Wintrust Financial Corp.	103,500	7,845
		43,005
Capital Markets - 1.4%
CME Group, Inc.	143,245	29,255
Franklin Resources, Inc.	188,700	5,586
JMP Group, Inc. (b)	75,200	450
MSCI, Inc.	4,100	1,719
S&P Global, Inc.	4,300	1,517
T. Rowe Price Group, Inc.	24,800	4,256
		42,783
Consumer Finance - 0.8%
Capital One Financial Corp.	201,300	25,611
Insurance - 1.4%
American Financial Group, Inc.	123,300	14,069
American International Group, Inc.	197,600	9,131
Arthur J. Gallagher & Co.	107,100	13,363
BRP Group, Inc. (b)	47,400	1,292
RenaissanceRe Holdings Ltd.	31,500	5,048
		42,903

TOTAL FINANCIALS		154,302

HEALTH CARE - 17.6%
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. (b)	47,800	1,233
Adamas Pharmaceuticals, Inc. (b)	679,618	3,262
Affimed NV (b)	200,400	1,585
Alnylam Pharmaceuticals, Inc. (b)	27,800	3,925
Applied Therapeutics, Inc. (b)	166,700	3,126
Atara Biotherapeutics, Inc. (b)	156,700	2,250
Biogen, Inc. (b)	7,600	2,126
BioNTech SE ADR (b)(c)	64,732	7,068
CRISPR Therapeutics AG (b)(c)	34,800	4,240
Evelo Biosciences, Inc. (b)	22,800	244
Exelixis, Inc. (b)	91,700	2,072
Gamida Cell Ltd. (b)(c)	615,200	4,977
Hookipa Pharma, Inc. (b)	116,600	1,568
Innovent Biologics, Inc. (a)(b)	410,500	4,164
Insmed, Inc. (b)	292,678	9,969
Neurocrine Biosciences, Inc. (b)	79,800	7,761
Nuvation Bio Pvt, Inc.	119,094	1,120
Olink Holding AB ADR (b)	11,100	400
Prelude Therapeutics, Inc.	11,400	494
Regeneron Pharmaceuticals, Inc. (b)	75,600	35,769
Rubius Therapeutics, Inc. (b)	54,080	1,433
Seres Therapeutics, Inc. (b)	64,900	1,336
Vertex Pharmaceuticals, Inc. (b)	70,693	15,191
Vor Biopharma, Inc. (b)(c)	16,400	707
Vor Biopharma, Inc.	168,922	6,552
XOMA Corp. (b)	79,200	3,232
		125,804
Health Care Equipment & Supplies - 3.5%
Axonics Modulation Technologies, Inc. (b)	85,000	5,091
Danaher Corp.	107,655	24,231
Haemonetics Corp. (b)	119,600	13,277
Hologic, Inc. (b)	366,000	27,223
Insulet Corp. (b)	1,300	339
Intuitive Surgical, Inc. (b)	33,900	25,050
Medacta Group SA (a)(b)	5,410	582
Nevro Corp. (b)	33,200	4,631
Outset Medical, Inc.	21,742	1,183
Penumbra, Inc. (b)	21,300	5,763
		107,370
Health Care Providers & Services - 4.8%
Centene Corp. (b)	191,500	12,239
Cigna Corp.	25,300	6,116
Guardant Health, Inc. (b)	13,200	2,015
HealthEquity, Inc. (b)	161,900	11,009
UnitedHealth Group, Inc.	313,400	116,607
		147,986
Health Care Technology - 1.2%
Certara, Inc.	57,600	1,572
Inspire Medical Systems, Inc. (b)	65,079	13,471
MultiPlan Corp. (d)	494,524	2,745
MultiPlan Corp.:
warrants (b)(d)	24,481	27
Class A (b)(c)	129,300	718
Schrodinger, Inc. (b)(c)	35,700	2,724
Simulations Plus, Inc. (c)	32,500	2,055
Veeva Systems, Inc. Class A (b)	46,300	12,095
		35,407
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (b)	37,800	6,842
Berkeley Lights, Inc. (b)(c)	101,800	5,113
Bio-Rad Laboratories, Inc. Class A (b)	6,100	3,484
Bio-Techne Corp.	6,200	2,368
Bruker Corp.	200,900	12,914
Codexis, Inc. (b)	183,300	4,196
Nanostring Technologies, Inc. (b)	90,500	5,947
Sotera Health Co.	51,200	1,278
		42,142
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)	96,800	2,439
AstraZeneca PLC sponsored ADR (c)	255,100	12,684
Eli Lilly & Co.	245,500	45,864
Endo International PLC (b)	994,400	7,369
Merck & Co., Inc.	103,300	7,963
Revance Therapeutics, Inc. (b)	169,200	4,729
		81,048

TOTAL HEALTH CARE		539,757

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.9%
Airbus Group NV	106,400	12,068
Axon Enterprise, Inc. (b)	2,400	342
TransDigm Group, Inc. (b)	27,527	16,184
		28,594
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (b)	216,500	24,898
Building Products - 0.6%
Builders FirstSource, Inc. (b)	169,150	7,843
Fortune Brands Home & Security, Inc.	98,100	9,400
		17,243
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (b)	11,700	285
Bloom Energy Corp. Class A (b)(c)	58,800	1,591
Ceres Power Holdings PLC (b)	217,300	3,763
Generac Holdings, Inc. (b)	71,300	23,347
		28,986
Industrial Conglomerates - 1.6%
General Electric Co.	3,703,000	48,620
Machinery - 1.0%
Ingersoll Rand, Inc. (b)	432,400	21,278
Woodward, Inc.	67,500	8,143
		29,421
Professional Services - 1.6%
CACI International, Inc. Class A (b)	31,300	7,720
Equifax, Inc.	143,100	25,920
Upwork, Inc. (b)	363,082	16,255
		49,895
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	21,100	8,003
CSX Corp.	78,900	7,608
Uber Technologies, Inc. (b)	626,272	34,138
		49,749
Trading Companies & Distributors - 0.2%
Ferguson PLC	51,100	6,106

TOTAL INDUSTRIALS		283,512

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.4%
Dolby Laboratories, Inc. Class A	73,900	7,295
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,034,000	4,547
Jabil, Inc.	3,100	162
Novanta, Inc. (b)	4,900	646
		12,650
IT Services - 2.9%
Adyen BV (a)(b)	3,800	8,479
Amadeus IT Holding SA Class A (b)	71,800	5,114
Black Knight, Inc. (b)	136,470	10,097
Edenred SA	1,000	52
MasterCard, Inc. Class A	28,900	10,290
MongoDB, Inc. Class A (b)	67,800	18,132
Shopify, Inc. Class A (b)	10,900	12,034
Square, Inc. (b)	101,300	23,000
		87,198
Semiconductors & Semiconductor Equipment - 9.3%
Aixtron AG	264,700	6,014
ASML Holding NV	48,000	29,633
eMemory Technology, Inc.	24,000	751
Enphase Energy, Inc. (b)	65,600	10,638
MediaTek, Inc.	57,000	1,966
NVIDIA Corp.	172,400	92,050
NXP Semiconductors NV	144,700	29,134
Qualcomm, Inc.	657,700	87,204
SiTime Corp. (b)	23,800	2,347
SolarEdge Technologies, Inc. (b)	23,600	6,784
Universal Display Corp.	77,500	18,350
		284,871
Software - 15.0%
Adobe, Inc. (b)	167,700	79,720
Cloudflare, Inc. (b)	39,300	2,761
Coupa Software, Inc. (b)	6,400	1,629
CyberArk Software Ltd. (b)	108,300	14,008
Datadog, Inc. Class A (b)	5,100	425
Duck Creek Technologies, Inc. (b)	2,800	126
Elastic NV (b)	1,800	200
Epic Games, Inc. (d)(e)	2,244	1,986
FireEye, Inc. (b)(c)	1,299,400	25,429
Manhattan Associates, Inc. (b)	99,000	11,621
Microsoft Corp.	1,216,400	286,788
NICE Systems Ltd. sponsored ADR (b)	33,100	7,215
Palo Alto Networks, Inc. (b)	69,700	22,448
Rapid7, Inc. (b)	63,200	4,715
Volue A/S	328,300	1,996
		461,067
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,277,000	155,986
Samsung Electronics Co. Ltd.	391,270	28,412
		184,398

TOTAL INFORMATION TECHNOLOGY		1,030,184

MATERIALS - 1.7%
Chemicals - 1.3%
Albemarle Corp. U.S.	54,300	7,934
LG Chemical Ltd.	17,810	12,793
Sherwin-Williams Co.	25,500	18,819
		39,546
Construction Materials - 0.3%
Eagle Materials, Inc.	76,000	10,215
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	146,900	2,800
MP Materials Corp. (b)(c)	28,500	1,025
		3,825

TOTAL MATERIALS		53,586

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equity Residential (SBI)	48,100	3,445
Simon Property Group, Inc.	126,600	14,403
		17,848
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	52,400	4,145

TOTAL REAL ESTATE		21,993

TOTAL COMMON STOCKS
(Cost $1,743,034)		3,068,431

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	75,700	318
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	48,212	2
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (d)(e)	50,974	1,835
Series C3 (d)(e)	63,718	2,294
Series C4 (d)(e)	18,303	659
		4,788
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,163)		5,108

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (f)	12,842,554	12,845
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	37,052,975	37,057
TOTAL MONEY MARKET FUNDS
(Cost $49,902)		49,902
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,797,099)		3,123,441
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(53,117)
NET ASSETS - 100%		$3,070,324

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,859,000 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,867,000 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$6
ElevateBio LLC Series C	3/9/21	$318
Epic Games, Inc.	3/29/21	$1,986
Illuminated Holdings, Inc. Series C2	7/7/20	$1,274
Illuminated Holdings, Inc. Series C3	7/7/20	$1,912
Illuminated Holdings, Inc. Series C4	1/8/21	$659
MultiPlan Corp.	10/8/20	$4,896
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	164
Total	$182

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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